14. Financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Financial Assets And Liabilities
Financial assets and liabilities
14.1.	Trade and other receivables

	12-31-2020	12-31-2019
	ARS 000	ARS 000
Non-current:
Trade receivables - CAMMESA	29,218,290	33,012,869
Receivables from shareholders	181,718	-
Guarantee deposits	43	58
	29,400,051	33,012,927

	12-31-2020	12-31-2019
	ARS 000	ARS 000

Current:
Trade receivables - CAMMESA	14,022,779	18,784,168
Trade receivables - YPF SA and YPF Energía Eléctrica SA	264,649	430,468
Trade receivables - Large users	1,172,671	543,647
Receivables from associates and other related parties	48	1,111
Other receivables	3,288,809	1,551,366
	18,748,956	21,310,760

Allowance for doubtful accounts - Note 14.1.1.	(13,867)	(17,083)
	18,735,089	21,293,677

For the terms and conditions of receivables from related parties, refer to Note 19.

Trade receivables from CAMMESA accrue interest, once they become due. The Group accrues interest on receivables from CAMMESA according to the nature of the receivables, as follows:

FONINVEMEN I and II: The Company accrues interests according to the explicit rate agreed in the corresponding agreements for the passage of time.

CVO receivables: The Company accrues interests since the Commercial Approval date and according to the rate agreed in the CVO agreement, as described in Note 1.2.a).

Trade receivables related to YPF and large users accrue interest as stipulated in each individual agreement. The average collection term is generally from 30 to 90 days.

FONINVEMEM I and II: The receivables under FONINVEMEM I and II Agreements are included under “Trade receivables - CAMMESA”. Such receivables are collected in 120 equal, consecutive monthly installments beginning in February and January 2010, when Thermal Jose de San Martin and Thermal Manuel Belgrano plants, commenced operations, respectively. Since those dates, CAMMESA has made all payments of principal and interest in accordance with the above-mentioned contractual agreements.

During the years ended December 31, 2020, 2019 and 2018 collections of these receivables amounted to 335,306, 1,533,109 and 1,369,808, respectively.

As mentioned in Note 1.2.a), during January and February 2020 we collected the last installments from the total 120 installments that were established by TMB and TSM agreements, respectively.

CVO receivables

As described in Note 1.2.a), in 2010 the Company approved the “CVO agreement” and as from March 20, 2018, CAMMESA granted the “Commercial Approval”.

Receivables under CVO agreement are disclosed under “Trade receivables - CAMMESA”.

As a consequence of the Commercial Approval and in accordance with the CVO agreement, the Company collects the CVO receivables converted in US dollars in 120 equal and consecutive installments. The onetime estimated income (before income tax) in relation to the increase in value due to the novation of CVO receivables to US dollars as of March 20, 2018 (due to the combined effect of exchange rate variation and the application of LIBOR rate plus a 5% margin) reaches approximately 23,072,749 and it was recognized in the consolidated income statement for the year ended December 31, 2018 under “CVO receivables update”.

CVO receivables are expressed in USD and they accrue LIBOR interest at a 5% rate.

During the years ended December 31, 2020 and 2019, collections of CVO receivables amounted to 6,298,451 and 11,498,992, respectively.

The information on the Group’s objectives and credit risk management policies is included in Note 20.

The breakdown by due date of trade and other receivables due as of the related dates is as follows:

			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2020	48,149,007	45,113,817	3,008,214	2,343	12,653	27	11,953

14.1.1.	Allowance for doubtful accounts

	12-31-2020					12-31-2019
Item	At beginning	Increases	Decreases	Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	17,083	11,566	(5,674) (1)	(9,108)	13,867	17,083
Total 12-31-2020	17,083	11,566	(5,674)	(9,108)	13,867
Total 12-31-2019	7,755	12,229	(2,901) (1)	-		17,083

(1)	Income (loss) on net monetary position.

14.2.	Trade and other payables

	12-31-2020	12-31-2019
	ARS 000	ARS 000
Current:
Trade and other payables	2,398,457	7,572,934
Insurance payable	118,828	431,375
Payables to associates and other related parties	28,207	27,220
	2,545,492	8,031,529

Trade payables are non-interest bearing and are normally settled on 60-day terms.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

For the terms and conditions of payables to related parties, refer to Note 19.

14.3.	Loans and borrowings

	12-31-2020	12-31-2019
	ARS 000	ARS 000
Non-current

Long-term loans for project financing (Notes 14.3.1, 14.3.2, 14.3.3, 14.3.4, 14.3.5, 14.3.6 and 14.3.8)	26,955,655	41,371,875
Corporate bonds (Note 14.3.9)	2,946,996	-
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	942,216	405,964
	30,844,867	41,777,839

	12-31-2020	12-31-2019
	ARS 000	ARS 000
Current

Long-term loans for project financing (Notes 14.3.1,14.3.2, 14.3.3, 14.3.4, 14.3.5, 14.3.6 and 14.3.8)	17,676,024	8,906,268
Corporate bonds (Note 14.3.9)	1,126,579	-
Derivative financial liabilities not designated as hedging instrument - Stock options	288,975	-
Short-term loans - Banco Macro S.A. (Note 14.3.7)	-	1,521,951
Bank and investment accounts overdrafts	1,032,883	498,278
	20,124,461	10,926,497

14.3.1.	Loans from the IIC-IFC Facility

On October 20, 2017 and January 17, 2018, CP La Castellana S.A.U. and CP Achiras S.A.U. (both of which are subsidiaries of CPR), respectively, agreed on the structuring of a series of loan agreements in favor of CP La Castellana S.A.U. and CP Achiras S.A.U., for a total amount of USD 100,050,000 and USD 50,700,000, respectively, with: (i) International Finance Corporation (IFC) on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Intercreditor Agreement Managed Program; (ii) Inter-American Investment Corporation (“IIC”), as lender on its behalf, acting as agent for the Inter-American Development Bank (“IDB”) and on behalf of IDB as administrator of the Canadian Climate Fund for the Private Sector in the Americas (“C2F”, and together with IIC and IDB, “Group IDB”, and together with IFC, “Senior Creditors”).

As of the date of these financial statements, the loans disbursements have been fully received by the Group.

In accordance with the terms of the agreement subscribed by CP La Castellana, USD 5 million accrue an interest rate equal to LIBOR plus 3.5%, and the rest at LIBOR plus 5.25% and the loan is amortizable quarterly in 52 equal and consecutive installments as from February 15, 2019.

In accordance with the terms of the agreement subscribed by CP Achiras, USD 40.7 million accrue a fixed interest rate equal to 8.05%, and the rest accrue a 6.77% fixed interest rate. The loan is amortizable quarterly in 52 equal and consecutive installments as from May 15, 2019.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by CP La Castellana and CP Achiras until the projects reach the commercial operations date) hedging agreements, guarantee trusts, a mortgage, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee and Sponsor Support Agreement, among other customary covenants for this type of facilities, we committed, until each project completion date, to maintain (i) a leverage ratio of (a) until (and including) December 31, 2018, not more than 4.00:1.00; and (b) thereafter, not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, our subsidiary, CPR, and we, upon certain conditions, agreed to make certain equity contributions to CP La Castellana and CP Achiras.

As of December 31, 2020, the Group has met the requirements described in (i) and (ii) above.

We also agreed to maintain, unless otherwise consented to in writing by each senior lender, ownership and control of the CP La Castellana and CP Achiras as follows: (i) until each project completion date, (a) we shall maintain (x) directly or indirectly, at least seventy percent (70%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of the CP La Castellana and CP Achiras; and (b) CP Renovables shall maintain (x) directly, ninety-five percent (95%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of CP La Castellana and CP Achiras. In addition, (ii) after each project completion date, (a) we shall maintain (x) directly or indirectly, at least fifty and one tenth percent (50.1%) beneficial ownership of each of CP La Castellana, CP Achiras and CP Renovables; and (y) control of each of CP La Castellana, CP Achiras and CP Renovables; and (b) CP Renovables shall maintain control of CP La Castellana and CP Achiras. As of December 31, 2018, the Group has met such obligations.

Under the subscribed trust guarantee agreement, as at December 31, 2020 and 2019, there are trade receivables with specific assignment for the amount of 2,791,980 and 787,866, respectively.

As of December 31, 2020 and 2019, the balance of these loans amounts to 10,674,261 and 11,400,435, respectively.

14.3.2.	Borrowing from Kreditanstalt für Wiederaufbau (“KfW”)

On March 26, 2019 the Company entered into a loan agreement with KfW for an amount of USD 56 million in relation to the acquisition of two gas turbines, equipment and related services relating to the Luján de Cuyo project described in Note 22.7.

In accordance with the terms of the agreement, the loan accrues an interest equal to LIBOR plus 1.15% and it is amortizable quarterly in 47 equal and consecutive installments as from the day falling six months after the commissioning of the gas turbines and equipment.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain a debt ratio of (a) as at December 31, 2020 of no more than 4.00:1.00 and (b) as from that date, no more than 3.5:1.00. As at December 31, 2020, the Company has complied with that requirement.

During 2019 the disbursements for this loan were fully received for a total amount of USD 55.2 million.

As at December 31, 2020 and 2019, the balance of this loan amounts to 3,506,510 and 3,711,107, respectively.

14.3.3.	Loan from Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC.

On September 12, 2019, the Company entered into a loan agreement with Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC. for USD 180 million to fund the acquisition of the Thermal Station Brigadier López (See Note 22.10), as well as to fund future capital expenses and other expenses.

Pursuant to the agreement, this loan accrues an adjustable interest rate based on LIBOR plus a margin.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain (i) a debt ratio of no more than 2.25:1.00; (ii) an interest coverage ratio of no more than 3.50:1.00 and (iii) and a minimum equity of USD 500 million. As at December 31, 2020, the Company has complied with such obligations.

On June 14, 2019 the loan funds were fully disbursed.

As mentioned in Note 24, on September 15, 2020, BCRA issued Communication “A” 7106, which established certain access restrictions to the foreign exchange market for the repayment of the financial debt in which it allows payment of up to 40% of installments higher than USD 1 million becoming due between October 15, 2020 and March 31, 2021, establishing that a refinancing plan should be submitted for the outstanding amounts, which shall fulfill certain conditions established in the regulation, such as that repayment must have an average life higher than 2 years. This way, the loan installments becoming due between December 2020 and March 2021 were under the scope of the provisions of such regulation.

On December 22, 2020, the Company signed an amendment to the loan, modifying, among others, the amortization schedule so as to comply with the requirements established by Communication “A” 7106, partially postponing installments becoming due in December 2020 and March 2021, extending the final payment term to June 2023, including monthly amortizations as from January 2021 until January 2022, and keeping the amortizations in the initial schedule for June, September and December 2021, each of them equal to 20% of capital. In December 2020, 40% of the installment for such month was paid, complying with the regulations in force and the abovementioned amendment. Amongst others, the amendment involves a two basic points increase in the interest rates as from December 12, 2020.

Other changes derived from the amendment include: a limitation to make dividends payment during 2021, and a USD 25 million maximum allowed for 2022. Moreover, a collateral agreement was signed, which includes the pledge on turbines of Brigadier López Thermal Station, a mortgage on the land in which such power station is located and a LVFDV passive collection collateral assignment.

As a result of the described refinancing, the Company registered a 110,702 loss, included under the “Financial expenses” item of the statement of income.

As a consequence of BCRA Communication “A” 7230, mentioned in Note 24, as of the issuance date of these financial statements, the Company is beginning negotiations with creditor banks to reschedule installments becoming due in June, September and December 2021.

As at December 31, 2020 and 2019, the balance of the loan amounts to 13,820,843 and 14,539,489, respectively.

14.3.4.	Loan from the IFC to the subsidiary Vientos La Genoveva S.A.U.

On June 21, 2019, Vientos La Genoveva S.A.U., a CPSA subsidiary, entered into a loan agreement with IFC on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Managed Co-Lending Portfolio Program (MCPP) administered by IFC, for an amount of USD 76.1 million.

Pursuant to the terms of the agreement subscribed with Vientos La Genoveva S.A.U., this loan accrues an interest rate equal to LIBOR plus 6.50% and it is amortizable quarterly in 55 installments as from November 15, 2020.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by Vientos La Genoveva S.A.U until the project reaches the commercial operations date) hedging agreements, guarantee trusts, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee Agreement, among other customary covenants for this type of facilities, CPSA has committed, until the project completion date, to maintain (i) a leverage ratio of not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, CPSA, upon certain conditions, agreed to make certain equity contributions to Vientos La Genoveva S.A.U.

As of December 31, 2020, the Group has met the requirements described in (i) and (ii) above.

On November 22, 2019 the loan funds were fully disbursed. As at December 31, 2020 and 2019, the balance of the loan amounts to 6,132,411 and 6,060,294, respectively.

14.3.5.	Loan from Banco de Galicia y Buenos Aires S.A. to CPR Energy Solutions S.A.U.

On May 24, 2019, CPR Energy Solutions S.A.U. (subsidiary of CPR) entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 12.5 million to fund the construction of the wind farm “La Castellana II”.

According to the executed agreement, this loan accrues a fixed interest rate equal to 8.5% during the first year and it is amortizable quarterly in 25 installments as from May 24, 2020.

Other agreements and related documents, like the Collateral (in which CPSA totally, unconditionally and irrevocably guarantees, as main debtor, all the payment obligations assumed by CPR Energy Solutions S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, what it happens first) -, guarantee agreements on shares, guarantee agreements on wind turbines, promissory notes and other agreements have been executed.

Pursuant to the Collateral, among other obligations, CPSA has agreed to maintain a debt ratio of no more than 3.75:1.00 until the date of completion of the project. In addition, CPSA, under certain conditions, agreed to make capital contributions, directly or indirectly, to subsidiary CPR Energy Solutions S.A.U. Moreover, CPSA has agreed to maintain, unless otherwise consented to in writing by the lender, the ownership (directly or indirectly) and control over CPR Energy Solutions S.A.U. As at December 31, 2020, the Company has complied with such obligations.

On May 24, 2019 the loan funds were fully disbursed. As at December 31, 2020 and 2019, the balance of this loan amounts to 913,973 and 1,011,289, respectively.

14.3.6.	Loan from Banco Galicia y Buenos Aires S.A. to subsidiary Vientos La Genoveva II S.A.U.

On July 23, 2019, subsidiary Vientos La Genoveva II S.A.U. entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 37.5 million.

According to the executed agreement, this loan accrues LIBOR plus 5.95% and it is amortizable quarterly in 26 installments starting on the ninth calendar month counted from the disbursement date.

Other agreements and related documents, like the Collateral (in which CPSA totally, unconditionally and irrevocably guarantees, as main debtor, all the payment obligations assumed by Vientos La Genoveva II S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, what it happens first) -, guarantee agreements on shares and promissory notes have been signed, while guarantee agreements on wind turbines and direct agreements are in process of being issued, under the terms defined by the loan agreement.

Pursuant to the Collateral, among other obligations, CPSA has agreed, until the project termination date, to maintain a debt ratio of no more than 3.75:1.00. Moreover, CPSA, under certain conditions, agreed to make capital contributions to subsidiary Vientos La Genoveva II S.A.U. Moreover, CPSA has agreed to maintain, unless otherwise consented to in writing by the lender, the ownership (directly or indirectly) and control over Vientos La Genoveva II S.A.U. As at December 31, 2020, the Company has complied with such obligations.

On July 23, 2019, the loan funds were fully disbursed. As of December 31, 2020 and 2019, the balance of this loan amounts to 2,711,190 and 3,053,500, respectively.

14.3.7.	Banco Macro S.A. short-term loan

On October 25 and 28, the Company entered into a loan agreement with Banco Macro S.A. for an amount of 1,000,000 to be used in the commercial business of the Company.

Under the terms of the agreement, this loan accrues a variable three-month interest rate based on pure BADLAR rate, plus a margin; and it is completely amortized in a year.

On October 28, 2019, the loan funds were fully disbursed. As of December 31, 2019, the balance of this loan amounts to 1,521,951. On June 19, 2020, the balance of this loan was fully paid in advance.

14.3.8.	Financial trust corresponding to Thermal Station Brigadier López

Within the framework of the acquisition of Thermal Station Brigadier López, the Company assumed the capacity of trustor in the financial trust previously entered into by Integración Energética Argentina S.A., which was the previous owner of the thermal station. The financial debt balance at the transfer date of the thermal station was USD 154,662,725.

According to the provisions of the trust agreement, the financial debt accrues an interest rate equal to the LIBO rate plus 5% or equal to 6.25%, whichever is higher, and it is monthly amortizable. As of December 31, 2020, 20 installments are to be amortized and the financial debt balance amounts to 6,872,491. As of December 31, 2019, the balance of this loan amounted to 10,502,029.

Under the subscribed trust guarantee agreement, as at December 31, 2020 and 2019, there are trade receivables with specific assignment for the amounts of 394,707 and 759,400, respectively.

14.3.9.	CP Manque S.AU. and CP Los Olivos S.A.U. Program of Corporate Bonds

On August 26, 2020, under Resolution No. RESFC-2020 - 20767 - APN.DIR#CNVM, the public offering of the Global Program for the Co-Issuance of Simple Corporate Bonds (not convertible into shares) by CP Manque S.A.U. and CP Los Olivos S.A.U. (both subsidiaries of CPR, and together the “Co-issuers”) for the amount of up to USD 80,000,000 was authorized. By virtue of such program, the Co-Issuers may issue corporate bonds, of different class and/or series, that may qualify as social, green and sustainable marketable securities under the criteria established by CNV in that regard.

Within the framework of the mentioned program, on September 2, 2020, Corporate Bonds Class I were issued for an amount of USD 35.160.000 at a fix 0% interest rate expiring on September 2, 2023; and Corporate Bonds Class II were issued for 1.109.925 at a variable interest rate equivalent to BADLAR, plus an applicable margin of 0.97% expiring on September 2, 2021.

On June 24, 2020, the Board of Directors of CPSA decided to guarantee unconditionally the co-emission of corporate bonds of its subsidiaries CP Manque S.A.U. and CP Los Olivos S.A.U. (the “Guarantee”). The Guarantee is an obligation with a common guarantee, not subordinated and unconditional. And, it shall have, at all times, the same priority rank regarding the non-guaranteed and unsubordinated obligations, present and future, of the Company. The Guarantee was instrumented through the signature of the Company in its capacity as co-signer of the permanent global certificates deposited in Caja de Valores S.A., in which the Corporate Bonds Class I and Corporate Bonds Class II of CP Manque S.AU. and CP Los Olivos S.AU. are represented.

14.3.10.	CPSA Notes Program

On July 31, 2020, the Special Shareholders’ Meeting of the Company approved the creation of a new global issuance program of corporate bonds for a maximum amount of up to USD 500,000,000 (or its equivalent in other currency), which shall be issued at short, mid or long term, simple, not convertible into shares, under the terms of the Corporate Bonds Act (the “Program”). Moreover, the Board of Directors was granted the powers to determine and establish the conditions of the Program and of the corporate bonds to be issued under it provided they had not been expressly determined at the Shareholders’ Meeting. On October 29, 2020, CNV approved the creation of such program, which shall expire on October 29, 2025, in accordance with the regulations in force.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

14.4.	Changes in liabilities arising from financing activities

	01-01-2020	Payments	Non-cash transactions	Disbursements	Other	12-31-2020
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Loans and borrowings	41,777,839	-	(20,783,892)	2,851,984	6,998,936	30,844,867

Current liabilities
Loans and borrowings	10,926,497	(6,299,174)	(9,309,363)	1,216,655	23,589,846	20,124,461

	01-01-2019	Payments	Non-cash transactions	Disbursements	Other	12-31-2019
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Loans and borrowings	10,898,713	-	(11,783,404)	25,894,340	16,768,190	41,777,839
Borrowings from CAMMESA	2,103,297	-	(736,032)	-	(1,367,265)	-

Current liabilities
Other loans and borrowings	1,408,757	(1,326,566)	(4,378,349)	6,617,578	8,605,077	10,926,497
Borrowings from CAMMESA	3,796,747	-	(7,023,304)	-	3,226,557	-

The “Non-cash transactions” column includes: i) the effect to cancel borrowings from CAMMESA under Resolution 146 with trade receivables from CAMMESA related with remuneration from non-recurring maintenance and ii) the income (loss) for exposure to change in purchasing power of currency (Income (loss) on net monetary position), which amounted to 30,093,255 and 16,161,753 as of December 31, 2020 and 2019, respectively. The “Other” column includes the effect of reclassification of non-current portion to current due to the passage of time, the foreign exchange movement and the effect of accrued but not yet paid interest. The Group classifies interest paid as cash flows from financing activities.

14.5.	Quantitative and qualitative information on fair values

Information on the fair value of financial assets and liabilities by category

The following tables is a comparison by category of the carrying amounts and the relevant fair values of financial assets and liabilities.

	Carrying amount		Fair value
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets
Trade and other receivables	48,135,140	54,306,604	48,135,140	54,306,604
Other financial assets	14,076,309	10,481,099	14,076,309	10,481,099
Cash and cash equivalents	278,698	2,033,761	278,698	2,033,761
Total	62,490,147	66,821,464	62,490,147	66,821,464

	Carrying amount		Fair value
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
	ARS 000	ARS 000	ARS 000	ARS 000
Financial liabilities
Loans and borrowings	50,969,328	52,704,336	50,969,328	52,704,336
Total	50,969,328	52,704,336	50,969,328	52,704,336

Valuation techniques

The fair value reported in connection with the abovementioned financial assets and liabilities is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Management assessed that the fair values of current trade receivables and current loans and borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group measures long-terms receivables at fixed and variable rates based on discounted cash flows. The valuation requires that the Group adopt certain assumptions such as interest rates, specific risk factors of each transaction and the creditworthiness of the customer.

Fair value of quoted debt securities, mutual funds, stocks and corporate bonds is based on price quotations at the end of each reporting period.

The fair value of the foreign currency forward contracts is calculated based on appropriate valuation techniques that use market observable data.

Fair value hierarchy

The following tables provides, by level within the fair value measurement hierarchy, as described in Note 2.2.2, the Company’s financial assets, that were measured at fair value on recurring basis as of December 31, 2020 and 2019:

	Fair value measurement using:
12-31-2020	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	789,291	789,291	-	-
Public debt securities	12,146,740	12,146,740	-	-
Stocks and corporate bonds	1,140,278	1,140,278	-	-
Total financial assets measured at fair value	14,076,309	14,076,309	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments
Interest rate swap	942,216	-	942,216	-
Stock options	288,975	288,975	-	-
Total financial liabilities measured at fair value	1,231,191	288,975	942,216	-

	Fair value measurement using:
12-31-2019	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	5,766,320	5,766,320	-	-
Public debt securities	4,714,779	4,714,779	-	-
Total financial assets measured at fair value	10,481,099	10,481,099	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments
Interest rate swap	405,964	-	405,964	-
Total financial liabilities measured at fair value	405,964	-	405,964	-

There were no transfers between hierarchies and there were not significant variations in assets values.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

14.6.	Other financial assets

	12-31-2020	12-31-2019
	Book value	Book value
	ARS 000	ARS 000
Financial assets at fair value through profit or loss

Public debt securities	12,146,740	4,714,779
Mutual funds	789,291	5,766,320
Stocks and corporate bonds	1,140,278	-
	14,076,309	10,481,099

The information on the objectives and financial risk management policies is included in Note 20.

14.7.	Financial assets and liabilities in foreign currency

	12-31-2020				12-31-2019
Account	Currency and amount (in thousands)		Effective exchange rate (1)	Book value	Currency and amount (in thousands)		Book value
				ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	347,214	84.15(2)	29,218,050	USD	404,860	33,012,869
				29,218,050			33,012,869
CURRENT ASSETS

Cash and cash equivalents	USD	3,016	83.95	253,193	USD	29,834	2,424,379
	EUR	2	103.07	206	EUR	1	91
Other financial assets	USD	32,679	83.95	2,743,403	USD	97,220	7,900,297
	EUR	2,211	103.07	227,896	EUR	-	-
Trade and other receivables	USD	67,034	84.15(2)	5,640,913	USD	79,002	6,441,940
	USD	16,313	83.95	1,369,476	USD	8,837	718,116
				10,235,087			17,484,823
				39,453,137			50,497,692
NON-CURRENT LIABILITIES

Loans and borrowings	USD	376,638	84.15	31,694,088	USD	532,441	43,412,362
				31,694,088			43,412,362
CURRENT LIABILITIES

Loans and borrowings	USD	215,618	84.15	18,144,255	USD	110,804	9,034,360
Trade and other payables	USD	19,192	84.15	1,615,007	USD	22,537	1,837,545
	EUR	121	103.53	12,527	EUR	291	26,633
				19,771,789			10,898,538
				51,465,877			54,310,900

USD: US dollar.

EUR: Euro.

(1)	At the exchange rate prevailing as of December 31, 2020 as per Banco de la Nación Argentina.

(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2020 as per the Argentine Central Bank.